Other operating income and expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating income
Government grant income	€ 120	€ 75	€ 322
Amortization of gain on sale and leaseback transactions	206	283	310
Recognition of deferred income due to early termination of sale and leaseback transactions			216
Reimbursement of transaction costs	254	127	108
Gains from foreign exchange transactions	135	645	863
Income from realized other comprehensive income			76
Other	286	287	235
Total	1,001	1,417	2,130
Other operating expense
Impairment losses on trade receivables	240	379
Restructuring of business in UK			471
Losses from foreign exchange transactions	1,585	2,077	210
Impairment of goodwill		1,130
Equity-settled share-based payment transaction in relation to the establishment of a subsidiary with non-controlling interest		256
Other	19	39	207
Total	€ 1,844	€ 3,881	€ 888